Measurement basis of financial assets and liabilities - Schedule of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	£ 42,396	£ 57,909	£ 72,005
Financial assets at fair value through profit or loss	2,321	1,862
Derivative financial instruments	4,235	3,165
Loans and advances to banks	6,433	8,810
Loans and advances to customers	441,907	433,124
Reverse repurchase agreements	44,143	32,751
Debt securities	11,854	12,546
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	560	840
Financial assets at amortised cost	504,897	488,071
Financial assets at fair value through other comprehensive income	30,344	27,337
Total	172	240
Total financial assets	584,365	578,584
Deposits from banks	3,144	3,557
Customer deposits	451,794	441,953
Customer deposits	451,794
Reverse repurchase agreements	37,760	37,702
Due to fellow Lloyds Banking Group undertakings	4,049	2,932
Financial liabilities at fair value through profit or loss	4,630	5,255
Derivative financial instruments	5,787	4,307
Notes in circulation	2,121	1,392
Debt securities in issue at amortised cost	45,281	52,449
Other	1,663	1,912
Subordinated liabilities	7,211	6,935	£ 6,593
Total financial liabilities	563,440	558,394
Derivatives designated as hedging instruments £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative financial instruments	51	72
Total financial assets	51	72
Derivative financial instruments	340	427
Total financial liabilities	340	427
Held for trading £m | Mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss		0
Derivative financial instruments	4,184	3,093
Total financial assets	4,184	3,093
Financial liabilities at fair value through profit or loss		0
Derivative financial instruments	5,447	3,880
Total financial liabilities	5,447	3,880
Other £m | Mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	2,321	1,862
Total financial assets	2,321	1,862
Designated at fair value through profit or loss £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial liabilities at fair value through profit or loss	4,630	5,255
Total financial liabilities	4,630	5,255
At fair value through other comprehensive income £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through other comprehensive income	30,344	27,337
Total financial assets	30,344	27,337
Held at amortised cost £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	42,396	57,909
Loans and advances to banks	6,433	8,810
Loans and advances to customers	441,907	433,124
Reverse repurchase agreements	44,143	32,751
Debt securities	11,854	12,546
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	560	840
Financial assets at amortised cost	504,897	488,071
Total	172	240
Total financial assets	547,465	546,220
Deposits from banks	3,144	3,557
Customer deposits		441,953
Customer deposits	451,794
Reverse repurchase agreements	37,760	37,702
Due to fellow Lloyds Banking Group undertakings	4,049	2,932
Notes in circulation	2,121	1,392
Debt securities in issue at amortised cost	45,281	52,449
Other	1,663	1,912
Subordinated liabilities	7,211	6,935
Total financial liabilities	£ 553,023	£ 548,832